Investments - Summarized Interest (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 25, 2020 MW	Dec. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Assets	$ 9,226	$ 9,747
Non-controlling interests	1,011	1,084
Skookumchuck
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW			136.8
SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Investments in associates accounted for using equity method	$ 93	$ 85		$ 0